Statements of Convertible Preferred Stock and Stockholders' (Deficit) Equity (USD $) In Thousands	Total USD ($)	Pro forma [Member] USD ($)	Series A-1 convertible preferred stock [Member] USD ($)	Series A-1 convertible preferred stock [Member] Pro forma [Member] USD ($)	Series A-1A convertible preferred stock [Member] USD ($)	Series A-1A convertible preferred stock [Member] Pro forma [Member] USD ($)	Series B-1 convertible preferred stock [Member] USD ($)	Series B-1 convertible preferred stock [Member] Pro forma [Member] USD ($)	Series B-2 convertible preferred stock [Member] USD ($)	Series B-2 convertible preferred stock [Member] Pro forma [Member] USD ($)	Series B-3 convertible preferred stock [Member] USD ($)	Series B-3 convertible preferred stock [Member] Pro forma [Member] USD ($)	Common Stock [Member]	Common Stock [Member] Pro forma [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] Pro forma [Member] USD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] Pro forma [Member] USD ($)
Temporary Equity, Beginning balance at Jun. 30, 2011			$ 21,526		$ 10,998
Beginning balance at Jun. 30, 2011	(29,390)														12,122		(41,512)
Temporary Equity, Beginning balance, shares at Jun. 30, 2011			22,466		11,479
Beginning balance, shares at Jun. 30, 2011													109
Share-based compensation	24														24
Net loss	(1,924)																(1,924)
Temporary Equity, Ending balance at Jun. 30, 2012	32,524		21,526		10,998
Ending balance at Jun. 30, 2012	(31,290)														12,146		(43,436)
Temporary Equity, Ending balance, shares at Jun. 30, 2012	33,945		22,466		11,479		0		0		0
Ending balance, shares at Jun. 30, 2012													109
Beneficial conversion of notes payable to preferred stock	72														72
Conversion of convertible securities		68,825		(21,526)		(10,998)	741	(6,539)		(19,040)		(10,722)		9		68,816
Conversion of convertible securities, shares				(22,466)		(11,479)	5,970	(66,147)		(122,750)		(58,817)		9,120
Issuance of preferred stock							5,798		19,040			10,722
Issuance of preferred stock, shares							60,177		122,750			58,817
Reclassification of Series B purchase rights (unaudited)		2,096														2,096
Reclassification of warrants to purchase stock to additional paid-in capital (unaudited)		110														110
Share-based compensation	25														25
Net loss	(4,990)																(4,990)
Temporary Equity, Ending balance at Jun. 30, 2013	58,103		21,526		10,998		6,539		19,040
Ending balance at Jun. 30, 2013	$ (36,183)	$ 34,848												$ 9	$ 12,243	$ 83,265	$ (48,426)	$ (48,426)
Temporary Equity, Ending balance, shares at Jun. 30, 2013	222,842		22,466	0	11,479	0	66,147	0	122,750	0	0	0
Ending balance, shares at Jun. 30, 2013													109	9,229